Cover	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	National Vision Holdings, Inc.
Entity File Number	001-38257
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4841717
Entity Address, Address Line One	2435 Commerce Ave.
Entity Address, Address Line Two	Building 2200
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30096
City Area Code	770
Local Phone Number	822‑3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	EYE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001710155
Amendment Flag	false